Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 D	May 15, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock (Textual) [Abstract]
Offering costs	$ 5.5
VantagePoint shares outstanding	10.00%
Common Stock (Additional Textual) [Abstract]
Shares authorized for issuance		1,100,000,000
Common stock, shares authorized	1,000,000	1,000,000,000	1,000,000	1,000,000
Aggregate proceeds from initial public offering and underwriters' overallotment option, net of underwriters' discounts and commissions	62.6
Funds affiliated with VantagePoint	50.80%
VantagePoint's Company's outstanding shares of common stock	25.00%
Incurrence or guarantee of debt	20.0
Issuance of equity or debt	12.50%
Number of trading days	30
Acquisition or disposition of stock or assets, including through a license or lease	12.50%
Compensatory plan for an individual officer	1.0
Compensatory plan for group of officer	$ 5.0
Common Stock outstanding to be repurchased	0		0
Maximum [Member]
Common Stock (Textual) [Abstract]
VantagePoint outstanding voting stock	40.00%
VantagePoint outstanding shares	20.00%
VantagePoint shares outstanding	50.00%
Minimum [Member]
Common Stock (Textual) [Abstract]
VantagePoint outstanding voting stock	30.00%
VantagePoint outstanding shares	10.00%
VantagePoint shares outstanding	20.00%
IPO [Member]
Common Stock (Textual) [Abstract]
Common stock sold - IPO	7,475,000
Common stock IPO price	$ 9.00
Underwriters' overallotment option [Member]
Common Stock (Textual) [Abstract]
Common stock sold - IPO	975,000